                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:    December 31, 2005

Cornerstone Real Estate Advisers LLC
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Name of Institutional Investment Manager

One Financial Plaza, Suite 1700         Hartford          CT               06103
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Business Address         (Street)       (City)            (State)          (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol            Chief Compliance Officer        (860)509-2233
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Name                          (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
December 31, 2005

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.



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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:                              38

Form 13F Table Value Total:                 280590
                                            (thousands)

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
                                                               Value           Inv.      Other   Voting Authority
Name of Issuer                     Title of Class CUSIP        x1000   Shares  DiscretionManagersSole   Shared None
ARCHSTONE-SMITH TRUST              COM            039583109       12097  288772   SOLE     N/A    288772      0   0
ARDEN REALTY INC                   COM            039793104         471   10500   SOLE     N/A     10500      0   0
AVALONBAY COMMUNITIES INC          COM            053484101        5961   66791   SOLE     N/A     66791      0   0
BIOMED REALTY TRUST INC            COM            09063H107        6044  247700   SOLE     N/A    247700      0   0
BOSTON PROPERTIES INC              COM            101121101        8604  116073   SOLE     N/A    116073      0   0
BRE PROPERTIES INC CL A            CLA            05564E106        7177  157800   SOLE     N/A    157800      0   0
CAMDEN PROPERTY TRUST              COM            133131102        8763  151290   SOLE     N/A    151290      0   0
CEDAR SHOPPING CENTERS INC         COM NEW        150602209        4342  308600   SOLE     N/A    308600      0   0
COLUMBIA EQUITY TRUST INC          COM            197627102        6969  431500   SOLE     N/A    431500      0   0
CORPORATE OFFICE PROPERTIES TRUST  SH BEN INT     22002T108        2861   80500   SOLE     N/A     80500      0   0
DEVELOPERS DIVERSIFIED REALTY      COM            251591103        7537  160303   SOLE     N/A    160303      0   0
EQUITY OFFICE PROPERTIES TRUST     COM            294741103        3852  127000   SOLE     N/A    127000      0   0
EQUITY RESIDENTIAL                 SH BEN INT     29476L107       11952  305524   SOLE     N/A    305524      0   0
FIRST INDUSTRIAL REALTY TRUST      COM            32054K103        5556  144300   SOLE     N/A    144300      0   0
FIRST POTOMAC REALTY TRUST         COM            33610F109        2511   94400   SOLE     N/A     94400      0   0
GENERAL GROWTH PROPERTIES INC      COM            370021107       11713  249263   SOLE     N/A    249263      0   0
GRAMERCY CAPITAL CORP              COM            384871109        4766  209200   SOLE     N/A    209200      0   0
HOST HOTELS & RESORTS INC          COM            44107P104        8605  454067   SOLE     N/A    454067      0   0
INNKEEPERS USA TRUST               COM            4576J0104        6547  409200   SOLE     N/A    409200      0   0
KILROY REALTY CORP                 COM            49427F108        6880  111149   SOLE     N/A    111149      0   0
KIMCO REALTY CORP                  COM            49446R109       10494  327134   SOLE     N/A    327134      0   0
MACK-CALI REALTY CORPORATION       COM            554489104        8229  190490   SOLE     N/A    190490      0   0
MILLS CORP                         COM            601148109        6464  154125   SOLE     N/A    154125      0   0
NORTHSTAR REALTY FINANCE CORPORATIOCOM            66704R100        9227  905500   SOLE     N/A    905500      0   0
PAN PACIFIC RETAIL PROPERTIES INC  COM            69806L104         368    5500   SOLE     N/A      5500      0   0
PROLOGIS TRUST                     SH BEN INT     743410102       16057  343678   SOLE     N/A    343678      0   0
PUBLIC STORAGE INC                 COM            74460D109        9486  140078   SOLE     N/A    140078      0   0
REGENCY CENTERS CORP               COM            758849103        4209   71400   SOLE     N/A     71400      0   0
SENIOR HOUSING PROPERTIES TRUST    SH BEN INT     81721M109        7072  418200   SOLE     N/A    418200      0   0
SIMON PROPERTY GROUP INC           COM            828806109       25278  329868   SOLE     N/A    329868      0   0
SL GREEN REALTY CORP               COM            78440X101       11545  151131   SOLE     N/A    151131      0   0
STRATEGIC HOTELS & REORTS INC      COM            86272T106        5096  247600   SOLE     N/A    247600      0   0
SUNSTONE HOTEL INVESTORS INC       COM            867892101        4724  177800   SOLE     N/A    177800      0   0
TRIZEC PROPERTIES INC              COM            89687P107          66    2900   SOLE     N/A      2900      0   0
U-STORE-IT TRUST                   COM            91274F104        7633  362600   SOLE     N/A    362600      0   0
VENTAS INC                         COM            92276F100        5317  166051   SOLE     N/A    166051      0   0
VORNADO REALTY TRUST               SH BEN INT     929042109        9674  115896   SOLE     N/A    115896      0   0
WINDROSE MEDICAL PROPERTIES        COM            973491103        6443  433600   SOLE     N/A    433600      0   0


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December 13, 2006


Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC ("Cornerstone") Form 13F for the quarter ending
December 31, 2005.

Cornerstone has indicated that it exercises "sole" investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company ("MassMutual") to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer